Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 2	Level 3

Warrants liability – Public Warrants	$2,857	$-	$-
Warrant liability – Private Warrants	-	-	481

Total	$2,857	$-	$481

	December 31, 2025
	Level 1	Level 2	Level 3

Warrants liability – Public Warrants	$4,626	-	$-
Warrant liability – Private Warrants	-	-	728

Total	$4,626	-	$728

Schedule of Level 3 Fair Value Measurements

The following table provides the inputs used for Level 3 fair value measurements:

December 31, 2024

Expected term (years)	2.18
Expected volatility	64.49%
Risk-free interest rate	4.25%
Expected dividend yield	0%
Fair value of Ordinary share	$3.10
Exercise price	$11.5

Schedule of Changes in Fair Value of Level 3 Private Warrants Liability

The following table presents the changes in the fair value of Level 3 Private Warrants liability:

	Year ended December 31,
	2024	2025

Fair value at beginning of the year	$977	$481
Change in fair value	(496)	247

Fair value at end of the year	$481	$728